Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	2,632,896
Proposed Maximum Offering Price per Unit	21.58
Maximum Aggregate Offering Price	$ 56,817,895.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,846.55
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement also covers an indeterminate number of additional shares of Class A common stock, par value $0.0001 per share (Class A common stock), of i3 Verticals, Inc. (the Registrant) which may be offered and issued pursuant to the Registrants 2018 Equity Incentive Plan (the 2018 Plan) in order to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Reflects automatic increases to the number of shares of Class A common stock reserved for issuance pursuant to future awards under the 2018 Plan, which annual increases are provided for in the 2018 Plan. (3) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $21.58 per share, which is the average of the high and low prices of Class A common stock, as reported on the Nasdaq Global Select Market, on February 13, 2026.